Fair Value Measurement - Schedule of fair value assumptions (Details)	Dec. 31, 2021 yr	Jun. 18, 2021 yr
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	5.15	9.12
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	11.50	11.50
Contractual term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	4.50	5.00
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.4750	0.3750
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0120	0.0090
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0000	0.0000